Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of period	$ 107,598	$ 2,810
Changes in credit losses	30,926	78,788
Foreign currency translation adjustment	(3,656)	(122)
Balance at the end of period	$ 134,868	$ 81,476